Finance Debt - Summarized Information on Current and Non-current Finance Debt (Detail) - USD ($) $ in Millions	Dec. 31, 2018	Dec. 31, 2017
Disclosure of detailed information about borrowings [line items]
Financing	$ 84,175	$ 109,046
United States of America, Dollars [member]
Disclosure of detailed information about borrowings [line items]
Financing	62,425
R$ indexed to US$ [member]
Disclosure of detailed information about borrowings [line items]
Financing	16,008
Euro Member Countries, Euro [member]
Disclosure of detailed information about borrowings [line items]
Financing	3,518
United Kingdom, Pounds [member]
Disclosure of detailed information about borrowings [line items]
Financing	2,219
Other Currencies [member]
Disclosure of detailed information about borrowings [line items]
Financing	$ 5
Weighted Average [member]
Disclosure of detailed information about borrowings [line items]
Average interest rate	6.10%	610000000.00%
Weighted Average [member] | United States of America, Dollars [member]
Disclosure of detailed information about borrowings [line items]
Average interest rate	6.20%
Weighted Average [member] | R$ indexed to US$ [member]
Disclosure of detailed information about borrowings [line items]
Average interest rate	6.30%
Weighted Average [member] | Euro Member Countries, Euro [member]
Disclosure of detailed information about borrowings [line items]
Average interest rate	4.70%
Weighted Average [member] | United Kingdom, Pounds [member]
Disclosure of detailed information about borrowings [line items]
Average interest rate	6.20%
Weighted Average [member] | Other Currencies [member]
Disclosure of detailed information about borrowings [line items]
Average interest rate	9.90%
Fair value [Member]
Disclosure of detailed information about borrowings [line items]
Financing	$ 85,929	$ 116,621
Fair value [Member] | United States of America, Dollars [member]
Disclosure of detailed information about borrowings [line items]
Financing	64,763
Fair value [Member] | R$ indexed to US$ [member]
Disclosure of detailed information about borrowings [line items]
Financing	14,621
Fair value [Member] | Euro Member Countries, Euro [member]
Disclosure of detailed information about borrowings [line items]
Financing	4,258
Fair value [Member] | United Kingdom, Pounds [member]
Disclosure of detailed information about borrowings [line items]
Financing	2,282
Fair value [Member] | Other Currencies [member]
Disclosure of detailed information about borrowings [line items]
Financing	5
Floating interest rate [member] | United States of America, Dollars [member]
Disclosure of detailed information about borrowings [line items]
Financing	28,441
Floating interest rate [member] | R$ indexed to US$ [member]
Disclosure of detailed information about borrowings [line items]
Financing	13,282
Floating interest rate [member] | Euro Member Countries, Euro [member]
Disclosure of detailed information about borrowings [line items]
Financing	175
Fixed interest rate [member] | United States of America, Dollars [member]
Disclosure of detailed information about borrowings [line items]
Financing	33,984
Fixed interest rate [member] | R$ indexed to US$ [member]
Disclosure of detailed information about borrowings [line items]
Financing	2,726
Fixed interest rate [member] | Euro Member Countries, Euro [member]
Disclosure of detailed information about borrowings [line items]
Financing	3,343
Fixed interest rate [member] | United Kingdom, Pounds [member]
Disclosure of detailed information about borrowings [line items]
Financing	2,219
Fixed interest rate [member] | Other Currencies [member]
Disclosure of detailed information about borrowings [line items]
Financing	5
Not later than one year [member]
Disclosure of detailed information about borrowings [line items]
Financing	3,667	$ 7,001
Not later than one year [member] | United States of America, Dollars [member]
Disclosure of detailed information about borrowings [line items]
Financing	2,100
Not later than one year [member] | R$ indexed to US$ [member]
Disclosure of detailed information about borrowings [line items]
Financing	1,380
Not later than one year [member] | Euro Member Countries, Euro [member]
Disclosure of detailed information about borrowings [line items]
Financing	124
Not later than one year [member] | United Kingdom, Pounds [member]
Disclosure of detailed information about borrowings [line items]
Financing	58
Not later than one year [member] | Other Currencies [member]
Disclosure of detailed information about borrowings [line items]
Financing	$ 5
Not later than one year [member] | Weighted Average [member]
Disclosure of detailed information about borrowings [line items]
Average interest rate	5.50%	560000000.00%
Not later than one year [member] | Weighted Average [member] | United States of America, Dollars [member]
Disclosure of detailed information about borrowings [line items]
Average interest rate	5.40%
Not later than one year [member] | Weighted Average [member] | R$ indexed to US$ [member]
Disclosure of detailed information about borrowings [line items]
Average interest rate	6.10%
Not later than one year [member] | Weighted Average [member] | Euro Member Countries, Euro [member]
Disclosure of detailed information about borrowings [line items]
Average interest rate	4.50%
Not later than one year [member] | Weighted Average [member] | United Kingdom, Pounds [member]
Disclosure of detailed information about borrowings [line items]
Average interest rate	5.90%
Not later than one year [member] | Weighted Average [member] | Other Currencies [member]
Disclosure of detailed information about borrowings [line items]
Average interest rate	9.90%
Not later than one year [member] | Floating interest rate [member] | United States of America, Dollars [member]
Disclosure of detailed information about borrowings [line items]
Financing	$ 1,359
Not later than one year [member] | Floating interest rate [member] | R$ indexed to US$ [member]
Disclosure of detailed information about borrowings [line items]
Financing	919
Not later than one year [member] | Floating interest rate [member] | Euro Member Countries, Euro [member]
Disclosure of detailed information about borrowings [line items]
Financing	1
Not later than one year [member] | Fixed interest rate [member] | United States of America, Dollars [member]
Disclosure of detailed information about borrowings [line items]
Financing	741
Not later than one year [member] | Fixed interest rate [member] | R$ indexed to US$ [member]
Disclosure of detailed information about borrowings [line items]
Financing	461
Not later than one year [member] | Fixed interest rate [member] | Euro Member Countries, Euro [member]
Disclosure of detailed information about borrowings [line items]
Financing	123
Not later than one year [member] | Fixed interest rate [member] | United Kingdom, Pounds [member]
Disclosure of detailed information about borrowings [line items]
Financing	58
Not later than one year [member] | Fixed interest rate [member] | Other Currencies [member]
Disclosure of detailed information about borrowings [line items]
Financing	5
Later than one year and not later than two years [member]
Disclosure of detailed information about borrowings [line items]
Financing	3,921	$ 6,476
Later than one year and not later than two years [member] | United States of America, Dollars [member]
Disclosure of detailed information about borrowings [line items]
Financing	1,538
Later than one year and not later than two years [member] | R$ indexed to US$ [member]
Disclosure of detailed information about borrowings [line items]
Financing	2,164
Later than one year and not later than two years [member] | Euro Member Countries, Euro [member]
Disclosure of detailed information about borrowings [line items]
Financing	$ 219
Later than one year and not later than two years [member] | Weighted Average [member]
Disclosure of detailed information about borrowings [line items]
Average interest rate	5.90%	590000000.00%
Later than one year and not later than two years [member] | Weighted Average [member] | United States of America, Dollars [member]
Disclosure of detailed information about borrowings [line items]
Average interest rate	5.90%
Later than one year and not later than two years [member] | Weighted Average [member] | R$ indexed to US$ [member]
Disclosure of detailed information about borrowings [line items]
Average interest rate	6.10%
Later than one year and not later than two years [member] | Weighted Average [member] | Euro Member Countries, Euro [member]
Disclosure of detailed information about borrowings [line items]
Average interest rate	4.60%
Later than one year and not later than two years [member] | Floating interest rate [member] | United States of America, Dollars [member]
Disclosure of detailed information about borrowings [line items]
Financing	$ 1,473
Later than one year and not later than two years [member] | Floating interest rate [member] | R$ indexed to US$ [member]
Disclosure of detailed information about borrowings [line items]
Financing	1,916
Later than one year and not later than two years [member] | Floating interest rate [member] | Euro Member Countries, Euro [member]
Disclosure of detailed information about borrowings [line items]
Financing	174
Later than one year and not later than two years [member] | Fixed interest rate [member] | United States of America, Dollars [member]
Disclosure of detailed information about borrowings [line items]
Financing	65
Later than one year and not later than two years [member] | Fixed interest rate [member] | R$ indexed to US$ [member]
Disclosure of detailed information about borrowings [line items]
Financing	248
Later than one year and not later than two years [member] | Fixed interest rate [member] | Euro Member Countries, Euro [member]
Disclosure of detailed information about borrowings [line items]
Financing	45
Later than two years and not later than three years [member]
Disclosure of detailed information about borrowings [line items]
Financing	7,012	$ 9,641
Later than two years and not later than three years [member] | United States of America, Dollars [member]
Disclosure of detailed information about borrowings [line items]
Financing	4,598
Later than two years and not later than three years [member] | R$ indexed to US$ [member]
Disclosure of detailed information about borrowings [line items]
Financing	2,090
Later than two years and not later than three years [member] | Euro Member Countries, Euro [member]
Disclosure of detailed information about borrowings [line items]
Financing	$ 324
Later than two years and not later than three years [member] | Weighted Average [member]
Disclosure of detailed information about borrowings [line items]
Average interest rate	5.90%	590000000.00%
Later than two years and not later than three years [member] | Weighted Average [member] | United States of America, Dollars [member]
Disclosure of detailed information about borrowings [line items]
Average interest rate	5.80%
Later than two years and not later than three years [member] | Weighted Average [member] | R$ indexed to US$ [member]
Disclosure of detailed information about borrowings [line items]
Average interest rate	6.70%
Later than two years and not later than three years [member] | Weighted Average [member] | Euro Member Countries, Euro [member]
Disclosure of detailed information about borrowings [line items]
Average interest rate	4.80%
Later than two years and not later than three years [member] | Floating interest rate [member] | United States of America, Dollars [member]
Disclosure of detailed information about borrowings [line items]
Financing	$ 2,526
Later than two years and not later than three years [member] | Floating interest rate [member] | R$ indexed to US$ [member]
Disclosure of detailed information about borrowings [line items]
Financing	1,835
Later than two years and not later than three years [member] | Fixed interest rate [member] | United States of America, Dollars [member]
Disclosure of detailed information about borrowings [line items]
Financing	2,072
Later than two years and not later than three years [member] | Fixed interest rate [member] | R$ indexed to US$ [member]
Disclosure of detailed information about borrowings [line items]
Financing	255
Later than two years and not later than three years [member] | Fixed interest rate [member] | Euro Member Countries, Euro [member]
Disclosure of detailed information about borrowings [line items]
Financing	324
Later than three years and not later than four years [member]
Disclosure of detailed information about borrowings [line items]
Financing	10,317	$ 12,745
Later than three years and not later than four years [member] | United States of America, Dollars [member]
Disclosure of detailed information about borrowings [line items]
Financing	5,726
Later than three years and not later than four years [member] | R$ indexed to US$ [member]
Disclosure of detailed information about borrowings [line items]
Financing	3,906
Later than three years and not later than four years [member] | Euro Member Countries, Euro [member]
Disclosure of detailed information about borrowings [line items]
Financing	$ 685
Later than three years and not later than four years [member] | Weighted Average [member]
Disclosure of detailed information about borrowings [line items]
Average interest rate	5.80%	590000000.00%
Later than three years and not later than four years [member] | Weighted Average [member] | United States of America, Dollars [member]
Disclosure of detailed information about borrowings [line items]
Average interest rate	5.70%
Later than three years and not later than four years [member] | Weighted Average [member] | R$ indexed to US$ [member]
Disclosure of detailed information about borrowings [line items]
Average interest rate	6.50%
Later than three years and not later than four years [member] | Weighted Average [member] | Euro Member Countries, Euro [member]
Disclosure of detailed information about borrowings [line items]
Average interest rate	4.90%
Later than three years and not later than four years [member] | Floating interest rate [member] | United States of America, Dollars [member]
Disclosure of detailed information about borrowings [line items]
Financing	$ 4,358
Later than three years and not later than four years [member] | Floating interest rate [member] | R$ indexed to US$ [member]
Disclosure of detailed information about borrowings [line items]
Financing	3,576
Later than three years and not later than four years [member] | Fixed interest rate [member] | United States of America, Dollars [member]
Disclosure of detailed information about borrowings [line items]
Financing	1,368
Later than three years and not later than four years [member] | Fixed interest rate [member] | R$ indexed to US$ [member]
Disclosure of detailed information about borrowings [line items]
Financing	330
Later than three years and not later than four years [member] | Fixed interest rate [member] | Euro Member Countries, Euro [member]
Disclosure of detailed information about borrowings [line items]
Financing	685
Later than four years and not later than five years [member]
Disclosure of detailed information about borrowings [line items]
Financing	11,951	$ 18,014
Later than four years and not later than five years [member] | United States of America, Dollars [member]
Disclosure of detailed information about borrowings [line items]
Financing	9,274
Later than four years and not later than five years [member] | R$ indexed to US$ [member]
Disclosure of detailed information about borrowings [line items]
Financing	2,160
Later than four years and not later than five years [member] | Euro Member Countries, Euro [member]
Disclosure of detailed information about borrowings [line items]
Financing	$ 517
Later than four years and not later than five years [member] | Weighted Average [member]
Disclosure of detailed information about borrowings [line items]
Average interest rate	5.80%	570000000.00%
Later than four years and not later than five years [member] | Weighted Average [member] | United States of America, Dollars [member]
Disclosure of detailed information about borrowings [line items]
Average interest rate	5.70%
Later than four years and not later than five years [member] | Weighted Average [member] | R$ indexed to US$ [member]
Disclosure of detailed information about borrowings [line items]
Average interest rate	6.70%
Later than four years and not later than five years [member] | Weighted Average [member] | Euro Member Countries, Euro [member]
Disclosure of detailed information about borrowings [line items]
Average interest rate	4.60%
Later than four years and not later than five years [member] | Floating interest rate [member] | United States of America, Dollars [member]
Disclosure of detailed information about borrowings [line items]
Financing	$ 6,175
Later than four years and not later than five years [member] | Floating interest rate [member] | R$ indexed to US$ [member]
Disclosure of detailed information about borrowings [line items]
Financing	1,932
Later than four years and not later than five years [member] | Fixed interest rate [member] | United States of America, Dollars [member]
Disclosure of detailed information about borrowings [line items]
Financing	3,099
Later than four years and not later than five years [member] | Fixed interest rate [member] | R$ indexed to US$ [member]
Disclosure of detailed information about borrowings [line items]
Financing	228
Later than four years and not later than five years [member] | Fixed interest rate [member] | Euro Member Countries, Euro [member]
Disclosure of detailed information about borrowings [line items]
Financing	517
Later Than Five Years and Thereafter [member]
Disclosure of detailed information about borrowings [line items]
Financing	47,307	$ 55,169
Later Than Five Years and Thereafter [member] | United States of America, Dollars [member]
Disclosure of detailed information about borrowings [line items]
Financing	39,189
Later Than Five Years and Thereafter [member] | R$ indexed to US$ [member]
Disclosure of detailed information about borrowings [line items]
Financing	4,308
Later Than Five Years and Thereafter [member] | Euro Member Countries, Euro [member]
Disclosure of detailed information about borrowings [line items]
Financing	1,649
Later Than Five Years and Thereafter [member] | United Kingdom, Pounds [member]
Disclosure of detailed information about borrowings [line items]
Financing	$ 2,161
Later Than Five Years and Thereafter [member] | Weighted Average [member]
Disclosure of detailed information about borrowings [line items]
Average interest rate	6.40%	640000000.00%
Later Than Five Years and Thereafter [member] | Weighted Average [member] | United States of America, Dollars [member]
Disclosure of detailed information about borrowings [line items]
Average interest rate	6.50%
Later Than Five Years and Thereafter [member] | Weighted Average [member] | R$ indexed to US$ [member]
Disclosure of detailed information about borrowings [line items]
Average interest rate	5.90%
Later Than Five Years and Thereafter [member] | Weighted Average [member] | Euro Member Countries, Euro [member]
Disclosure of detailed information about borrowings [line items]
Average interest rate	4.60%
Later Than Five Years and Thereafter [member] | Weighted Average [member] | United Kingdom, Pounds [member]
Disclosure of detailed information about borrowings [line items]
Average interest rate	6.30%
Later Than Five Years and Thereafter [member] | Floating interest rate [member] | United States of America, Dollars [member]
Disclosure of detailed information about borrowings [line items]
Financing	$ 12,550
Later Than Five Years and Thereafter [member] | Floating interest rate [member] | R$ indexed to US$ [member]
Disclosure of detailed information about borrowings [line items]
Financing	3,104
Later Than Five Years and Thereafter [member] | Fixed interest rate [member] | United States of America, Dollars [member]
Disclosure of detailed information about borrowings [line items]
Financing	26,639
Later Than Five Years and Thereafter [member] | Fixed interest rate [member] | R$ indexed to US$ [member]
Disclosure of detailed information about borrowings [line items]
Financing	1,204
Later Than Five Years and Thereafter [member] | Fixed interest rate [member] | Euro Member Countries, Euro [member]
Disclosure of detailed information about borrowings [line items]
Financing	1,649
Later Than Five Years and Thereafter [member] | Fixed interest rate [member] | United Kingdom, Pounds [member]
Disclosure of detailed information about borrowings [line items]
Financing	$ 2,161